ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details)							12 Months Ended
	Jan. 04, 2021 USD ($)	Dec. 30, 2020 USD ($) oz	Dec. 29, 2020 USD ($)	Dec. 20, 2019 USD ($) oz	Mar. 31, 2019 USD ($)	Feb. 14, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration from Allied Gold Corporation							$ 14,300,000	$ 0
Impairment charge							(45,800,000)	287,800,000
Dividends from related parties							8,200,000	2,100,000
Gain on disposal of Sadiola							4,100,000	0
Expense arising from exploration for and evaluation of mineral resources							27,900,000	34,500,000
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration from Allied Gold Corporation								12,000,000.0
Deferred consideration - milestone payments							14,300,000
Impairment charge								36,300,000
Consideration receivable upon acquisition-date, fair value								25,000,000.0
Consideration receivable after acquisition-date, fair value								2,500,000
Impairment charge							0	9,400,000
Carrying amount of investment								38,900,000
Loan receivable amount								10,000,000.0
Dividends from related parties			$ 20,000,000.0				8,200,000
Consideration							42,300,000
Gain on disposal of Sadiola		$ 4,100,000
Sadiola | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold				82.00%
Total assets, consideration receivable				$ 105,000,000
Cash consideration receivable upon fulfillment or waiver of transaction conditions				50,000,000
Deferred consideration from Allied Gold Corporation				$ 5,000,000
Contingent consideration, payment term				8 days
Consideration		$ 50,000,000.0
Sadiola | Allied Gold Corp | Disposal groups classified as held for sale | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Consideration	$ 3,600,000
Sadiola | Republic of Mali | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold		2.00%
Sadiola | AGA
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Dividends from related parties			8,200,000
Sadiola | AGA | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold		40.00%
Total assets, consideration receivable				$ 52,500,000
Consideration		$ 25,000,000.0
Sadiola | AGA | Allied Gold Corp | Disposal groups classified as held for sale | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Consideration	1,800,000
Sadiola | AGA | Republic of Mali | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold		1.00%
Sadiola | IAMGOLD CORP
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Dividends from related parties			8,200,000
Sadiola | IAMGOLD CORP | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold		40.00%
Total assets, consideration receivable				52,500,000
Consideration		$ 25,000,000.0
Sadiola | IAMGOLD CORP | Allied Gold Corp | Disposal groups classified as held for sale | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Consideration	$ 1,800,000
Sadiola | IAMGOLD CORP | Republic of Mali | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold		1.00%
Sadiola | Republic of Mali
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Dividends from related parties			$ 3,600,000
Yatela
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Impairment charge							0	5,300,000
Investments in joint ventures, liability position					$ 13,200,000
Losses recognised in profit or loss					5,300,000
Liabilities included in disposal groups classified as held for sale					$ 18,500,000		$ 18,500,000	$ 18,500,000	$ 0
Yatela | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations sold						80.00%
Exploration and evaluation assets, consideration received						$ 1
Expense arising from exploration for and evaluation of mineral resources						$ 18,500,000
Trigger One | Sadiola | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 25,000,000.0		$ 25,000,000
Contingent consideration receivable, production milestone | oz		250,000		250,000
Trigger One | Sadiola | AGA | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 12,500,000
Trigger One | Sadiola | IAMGOLD CORP | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		12,500,000
Trigger Two | Sadiola | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 25,000,000.0		$ 25,000,000
Contingent consideration receivable, production milestone | oz		250,000		250,000
Trigger Two | Sadiola | AGA | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 12,500,000
Trigger Two | Sadiola | IAMGOLD CORP | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		12,500,000
Trigger Three | Sadiola | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		2,500,000
Trigger Three | Sadiola | AGA | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		1,250,000
Trigger Three | Sadiola | IAMGOLD CORP | Allied Gold Corp | Disposal groups classified as held for sale
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Deferred consideration - milestone payments		$ 1,250,000